Property and Equipment, Net - Additional Information (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Depreciation expense	$ 7,000		$ 89,000	$ 92,000	$ 227,000	$ 111,000	$ 193,000
Gain on sale of property and equipment							314,000
Property and equipment classified as assets held for sale, fair value						51,000	87,000
Impairment of property and equipment		$ 36,000		36,000	0	0	530,000
Property and equipment, gross	$ 1,907,000			1,907,000		2,012,000	2,066,000
Proceeds from sale of property and equipment				$ 342,000	$ 42,000	115,000	920,000
Archipelago Ventures Hawaii, LLC [Member]
Property Plant And Equipment [Line Items]
Impairments of property and equipment						0	162,000
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross						$ 0	$ 10,000